Long-Term Notes Receivable, Government Bonds And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Disclosure of Roll Forward Related to the Mexican Bonds [Line Items]
Interests received from bonds		$ 187,615
Mexican Bonds [Member] | Mexican Government [Member]
Disclosure of Roll Forward Related to the Mexican Bonds [Line Items]
Promissory notes value at the beginning of the exchange as of November 19, 2020	$ 128,656,192
Financial income from the Exchange of promissory notes to Bonds	130,419
Initial value of Mexican Bonds as of November 19, 2020	128,786,611
Accrued interests	2,103,099
Interests received from bonds	(817,270)
Impact of the valuation of bonds in UDIS	(505,339)
(Impairment) of bonds	(17,582)
Balance at the end of the year	$ 129,549,519